Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net income	$ 49,283	$ 19,052	$ 18,455	$ 43,177
Other comprehensive loss before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax	(11,081)	(30,749)	(68,634)	(52,238)
Amounts reclassified from accumulated other comprehensive loss, net of tax
Other comprehensive loss	(8,172)	(31,103)	(62,069)	(53,343)
Comprehensive income (loss)	41,111	(12,051)	(43,614)	(10,166)
Non-controlling interest in comprehensive income (loss)	4,033	1,242	3,447	2,900
Preferred unitholders' interest in comprehensive income (loss)	6,425	6,425	12,850	12,850
General and Limited partners' interest in comprehensive income (loss)	30,653	(19,718)	(59,911)	(25,916)
Equity income
Amounts reclassified from accumulated other comprehensive loss, net of tax
Realized loss (gain) on qualifying cash flow hedging instruments		(197)		(697)
Realized loss (gain) on qualifying cash flow hedging instruments	2,427		5,931
Interest expense
Other comprehensive loss before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax	(1,055)		(10,226)
Amounts reclassified from accumulated other comprehensive loss, net of tax
Realized loss (gain) on qualifying cash flow hedging instruments (note 11)		$ (157)		$ (408)
Realized loss (gain) on qualifying cash flow hedging instruments	$ 482		$ 634